Significant Accounting Policies and Recent Accounting Pronouncements, Lease Contracts (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018
Lease Contracts [Abstract]
Amortization expense related to deferred ballast costs	$ 0	$ 112,508	$ 31,066	$ 0
Amortization of deferred ballast income	$ 0	430,994	119,006	$ 0
Voyage Expenses [Member]
Lease Contracts [Abstract]
Amortization expense related to deferred ballast costs		112,508	31,066
Vessel Revenues [Member]
Lease Contracts [Abstract]
Amortization of deferred ballast income		430,994	119,006
Deferred Charges, Net [Member]
Lease Contracts [Abstract]
Deferred ballast costs		0	112,508
Deferred Revenue, Net [Member]
Lease Contracts [Abstract]
Deferred ballast income		$ 0	$ 430,994